GOING CONCERN (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)
Going Concern [Line Items]
Loss from continued operations	¥ (37,018)	$ (5,331)	¥ (276,442)	¥ (1,024,791)
Impairment charge related to the provision of receivables, disposal loss of subsidiary, goodwill and intangible assets	1,727		205,311
Loss from extinguishment of debt and interest expense of convertible loan	22,402		56,549
Unrestricted cash and cash equivalents	196,900		246,303	¥ 180,285	$ 28,359
Amount by which consolidated current liabilities exceeded consolidated current assets	221,475
Consolidated net assets	115,021
Total lease commitment amount	118,727
Lease commitment within one year	17,622
Short term investments, available for sale	174,811		103,602		25,178
Short term investments, held to maturity	64,700		¥ 151,790		$ 9,319
Variable Interest Entity Primary Beneficiary [Member]
Going Concern [Line Items]
Unrestricted cash and cash equivalents	¥ 173,772